Notes Payable - Summary of Financial Information Relating to Note Payable (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
During the period:
Weighted-average interest rate	4.73%	4.31%
Average balance	$ 202,293,000	$ 119,307,000
Total interest expense	12,892,000	6,826,000
Carrying value:
Amount outstanding	275,106,000	236,107,000
Balance	$ 275,106,000	$ 236,015,000
Weighted-average interest rate	4.73%	4.53%
MSRs pledged to secure notes payable	$ 656,567,000	$ 459,741,000
Notes payable [Member]
During the period:
Maximum daily amount outstanding	275,106,000	236,107,000
Carrying value:
Unamortized debt issuance costs	$ 0	$ (92,000)